Employee Benefits, Pension and Other Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 8,081	$ 10,999
Total plan assets	8,600	11,581
Net receivables	104	49
Pension plan assets [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	218	244
Pension plan assets [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 6,317	$ 8,390
Investment Strategy and Asset Allocation Textuals [Abstract]
Duration target	9 years	11 years
Pension plan assets [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 227	$ 429
Pension plan assets [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	91	134
Pension plan assets [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	84	83
Pension plan assets [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	267	435
Pension plan assets [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	114	164
Pension plan assets [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	68	100
Pension plan assets [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	152	204
Pension plan assets [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	246	355
Pension plan assets [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	86	126
Pension plan assets [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	46	116
Pension plan assets [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	42	54
Pension plan assets [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	123	165
Pension plan assets [Member] | Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2,252	2,507
Pension plan assets [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	214	2
Pension plan assets [Member] | Level 1 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,398	1,562
Pension plan assets [Member] | Level 1 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	232	378
Pension plan assets [Member] | Level 1 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	74	104
Pension plan assets [Member] | Level 1 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	64	94
Pension plan assets [Member] | Level 1 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	105	139
Pension plan assets [Member] | Level 1 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	29	30
Pension plan assets [Member] | Level 1 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	46	87
Pension plan assets [Member] | Level 1 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	90	111
Pension plan assets [Member] | Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	5,819	8,481
Pension plan assets [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4	242
Pension plan assets [Member] | Level 2 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4,919	6,827
Pension plan assets [Member] | Level 2 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	227	429
Pension plan assets [Member] | Level 2 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	91	134
Pension plan assets [Member] | Level 2 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	84	83
Pension plan assets [Member] | Level 2 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	35	57
Pension plan assets [Member] | Level 2 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	40	60
Pension plan assets [Member] | Level 2 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4	6
Pension plan assets [Member] | Level 2 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	152	204
Pension plan assets [Member] | Level 2 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	141	216
Pension plan assets [Member] | Level 2 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	57	96
Pension plan assets [Member] | Level 2 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	28
Pension plan assets [Member] | Level 2 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	42	54
Pension plan assets [Member] | Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	23	45
Pension plan assets [Member] | Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	10	11
Total plan assets	10	11	$ 12
Pension plan assets [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	1
Pension plan assets [Member] | Level 3 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	1
Pension plan assets [Member] | Level 3 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	10	9
Pension plan assets [Member] | Investments at NAV [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	415	533
Other benefits [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	473	550
Total plan assets	476	550	549
Net receivables	3	0
Other benefits [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	176	183
Other benefits [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	154	193
Other benefits [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	60	78
Other benefits [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	16	20
Other benefits [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	9	11
Other benefits [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	28	35
Other benefits [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	30	30
Other benefits [Member] | Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	56	68
Other benefits [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	41	40
Other benefits [Member] | Level 1 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	11
Other benefits [Member] | Level 1 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	9	11
Other benefits [Member] | Level 1 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6	6
Other benefits [Member] | Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	393	458
Other benefits [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	135	143
Other benefits [Member] | Level 2 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	154	193
Other benefits [Member] | Level 2 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	60	67
Other benefits [Member] | Level 2 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	16	20
Other benefits [Member] | Level 2 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	9	11
Other benefits [Member] | Level 2 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	19	24
Other benefits [Member] | Level 2 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	24
Total plan assets	24	24	$ 24
Other benefits [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	24
Other benefits [Member] | Investments at NAV [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 0	$ 0